Investments in unconsolidated related party affiliates	12 Months Ended
Dec. 31, 2025
Investments in unconsolidated related party affiliates
Investments in unconsolidated related party affiliates

Note 21.Investments in unconsolidated related party affiliates

WISeSat.Space Corp

On November 6, 2025, the Group invested USD 10.0 million in WISeSat.Space Corp (“WISeSat Corp”) and acquired 870 shares, representing an 8.08% ownership interest, while the rest of the ownership interest is held by WISeKey. SEALSQ determined that it does not control WISeSat Corp but has the ability to exercise significant influence. Accordingly, the investment is accounted for under the equity method of accounting. Also, both companies being under common control of WISeKey the investment is disclosed under investments in unconsolidated related party affiliates The investment was initially recorded at cost. No material basis differences requiring amortization were identified.

For the period from November 6, 2025, through December 31, 2025, the Group recognized equity method loss of USD 41,917. The carrying amount of the investment as of December 31, 2025, was USD 9,958,083. No impairment was identified as of December 31, 2025.

Management evaluated the significance of WISeSat Corp under Rule 1-02(w) of Regulation S-X as of and for the year ended December 31, 2025. None of the applicable thresholds exceeded 10%. Accordingly, summarized financial information is not required.